Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000251293
Shareholder Report [Line Items]
Fund Name	Long Pond Real Estate Select ETF
Trading Symbol	LPRE
Security Exchange Name	NYSEArca
Additional Information Phone Number	844-660-9955
Additional Information Website	https://www.longpondetf.com/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Pond Real Estate Select ETF	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (April 3, 2025)
Long Pond Real Estate Select ETF - NAV	11.70%	17.90%
S&P 500® Index	20.38%	30.04%
MSCI US REIT Net (USD)	14.63%	14.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Inception date is used for performance purposes.

Performance Inception Date	Apr. 03, 2025
AssetsNet	$ 178,742,410
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,242,188
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$178,742,410
Number of Portfolio Holdings	23
Total Advisory Fee Paid	$1,242,188
Portfolio Turnover Rate	187%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Consumer Discretionary	32.7%
Real Estate	67.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
SBA Communications Corporation, Class A	7.9%
Equity LifeStyle Properties, Inc.	7.9%
DR Horton, Inc.	6.8%
UDR, Inc.	6.5%
Mid-America Apartment Communities, Inc.	6.2%
Hilton Grand Vacations, Inc.	6.1%
Janus Living, Inc.	6.0%
Accor S.A.	4.8%
Churchill Downs, Inc.	4.8%
Agree Realty Corporation	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.